Statements of Financial Condition (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Assets
Investment in iShares S&P GSCI Commodity-Indexed Investing Pool LLC	$ 2,032,290,142	$ 1,799,879,995	$ 1,759,350,446
Total Assets	2,032,290,142	1,799,879,995	1,759,350,446
Liabilities and Shareholders' Capital / Members' Equity
Payable for capital Shares redeemed	1,880,009
Total Liabilities	1,880,009
Commitments and Contingent Liabilities (Note 7)	-	-	-
Redeemable capital Shares, no par value, unlimited amount authorized (at redemption value) - 54,000,000 issued and outstanding at March 31, 2011; 52,700,000 issued and outstanding at December 31, 2010 and 55,550,000 issued and outstanding at December 31, 2009	2,030,410,133	1,799,879,995	1,759,350,446
Total Shareholders' Capital	2,030,410,133	1,799,879,995	1,759,350,446
Total Liabilities and Shareholders' Capital	2,032,290,142	1,799,879,995	1,759,350,446
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Assets
Cash and cash equivalents		77,998,322	46,820,169
Cash and cash equivalents, unrestricted	1,496,307	1,662,838	201,766
Cash and cash equivalents held at FCM (restricted)	36,058,899	76,335,484
Short-term investments held at FCM (restricted)	1,972,626,706	1,687,824,740	1,722,340,589
Receivable for variation margin on open futures contracts (Note 9)	23,411,200	35,184,200
Interest receivable	118	314	80
Total Assets	2,033,593,230	1,801,007,576	1,769,160,838
Liabilities and Shareholders' Capital / Members' Equity
Payable for variation margin on open futures contracts (Note 9)			8,708,040
Management fee payable	1,283,934	1,110,188	1,086,220
Total Liabilities	1,283,934	1,110,188	9,794,260
Commitments and Contingent Liabilities (Note 7)	-	-	-
Members' Equity
General member	19,154	17,393	16,132
Limited member	2,032,290,142	1,799,879,995	1,759,350,446
Total Members' Equity	2,032,309,296	1,799,897,388	1,759,366,578
Total Liabilities and Members' Equity	$ 2,033,593,230	$ 1,801,007,576	$ 1,769,160,838